Vanguard® Selected Value Fund
Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.3%)
Communication Services (1.6%)
	Omnicom Group Inc.	789,400	55,132
	Activision Blizzard Inc.	512,200	40,950
			96,082
Consumer Discretionary (15.3%)
*	Taylor Morrison Home Corp. Class A	3,571,543	102,503
	Gildan Activewear Inc.	3,456,308	101,339
	Lear Corp.	545,377	82,428
	Newell Brands Inc.	3,256,102	65,806
	Gentex Corp.	2,217,574	62,580
*	Helen of Troy Ltd.	436,960	58,461
*	Skechers USA Inc. Class A	1,495,952	56,786
*	CarMax Inc.	554,650	55,210
	Gap Inc.	4,927,103	47,399
*	Mohawk Industries Inc.	368,505	47,346
	Hanesbrands Inc.	3,982,200	44,521
	Whirlpool Corp.	238,100	41,160
*	M/I Homes Inc.	893,000	41,087
	PVH Corp.	586,275	36,302
	Hasbro Inc.	441,196	34,731
	American Eagle Outfitters Inc.	2,764,660	33,287
			910,946
Consumer Staples (1.5%)
	General Mills Inc.	486,600	36,393
	Spectrum Brands Holdings Inc.	422,849	29,405
	Ingredion Inc.	271,800	24,728
			90,526
Energy (4.2%)
	NOV Inc.	3,759,533	69,965
	Williams Cos. Inc.	1,616,200	55,096
	Civitas Resources Inc.	914,142	53,898
	Halliburton Co.	1,625,944	47,640
*	TechnipFMC plc	2,854,756	23,095
			249,694
Financials (25.2%)
	Unum Group	2,887,048	92,934
	Globe Life Inc.	900,402	90,698
	Jefferies Financial Group Inc.	2,426,641	79,036
	Equitable Holdings Inc.	2,539,734	72,205
	Axis Capital Holdings Ltd.	1,316,313	66,461
*	Arch Capital Group Ltd.	1,413,749	62,770
	Regions Financial Corp.	2,879,520	60,988

		Shares	Market Value ($000)
	Progressive Corp.	526,877	60,623
	Voya Financial Inc.	991,837	59,669
	Fidelity National Financial Inc.	1,489,837	59,534
	FirstCash Holdings Inc.	770,339	56,435
	State Street Corp.	751,470	53,384
	KeyCorp.	2,888,324	52,856
	Essent Group Ltd.	1,248,450	52,135
	CNO Financial Group Inc.	2,612,012	48,975
	Radian Group Inc.	2,170,000	48,543
	Fifth Third Bancorp	1,352,424	46,145
	American International Group Inc.	839,128	43,442
	CNA Financial Corp.	970,889	41,185
	RenaissanceRe Holdings Ltd.	280,530	36,275
	Allstate Corp.	301,815	35,303
	Reinsurance Group of America Inc.	285,446	33,049
	Webster Financial Corp.	703,913	32,697
	Loews Corp.	521,400	30,372
*	Genworth Financial Inc. Class A	7,057,900	29,996
	Invesco Ltd.	1,529,420	27,132
	Cboe Global Markets Inc.	214,000	26,403
	Synchrony Financial	775,850	25,975
	Commerce Bancshares Inc.	338,998	23,557
	MGIC Investment Corp.	1,500,000	21,210
	Enact Holdings Inc.	613,439	14,134
	Everest Re Group Ltd.	51,771	13,530
	Navient Corp.	479,339	7,895
			1,505,546
Health Care (7.9%)
	Cardinal Health Inc.	883,028	52,593
*	Syneos Health Inc.	634,849	50,242
	Perrigo Co. plc	1,191,391	49,883
	DENTSPLY SIRONA Inc.	1,354,800	48,990
*	Integra LifeSciences Holdings Corp.	844,775	46,496
	Baxter International Inc.	707,820	41,521
	McKesson Corp.	113,460	38,756
	Laboratory Corp. of America Holdings	142,400	37,336
	Fresenius Medical Care AG & Co. KGaA ADR	1,977,459	36,622
*	Henry Schein Inc.	429,802	33,881
*	Enovis Corp.	546,409	32,632
			468,952
Industrials (18.4%)
*	AerCap Holdings NV	3,677,179	164,958
	Westinghouse Air Brake Technologies Corp.	679,307	63,495
	Terex Corp.	1,868,137	62,601
*	IAA Inc.	1,590,692	60,017
	Stanley Black & Decker Inc.	505,350	49,186
	Woodward Inc.	461,755	48,346
*	JELD-WEN Holding Inc.	2,664,409	47,373
	BWX Technologies Inc.	833,545	47,245
	Armstrong World Industries Inc.	472,630	42,230
	Esab Corp.	980,990	40,437
*	JetBlue Airways Corp.	4,790,529	40,336
	AMETEK Inc.	323,710	39,978
	Acuity Brands Inc.	213,154	38,879
	Triton International Ltd.	601,700	38,557
*	MasTec Inc.	487,571	38,484
	MSC Industrial Direct Co. Inc. Class A	457,552	37,821

		Shares	Market Value ($000)
	Ryder System Inc.	456,981	35,791
	PACCAR Inc.	379,600	34,741
	Huntington Ingalls Industries Inc.	150,050	32,537
	Enerpac Tool Group Corp. Class A	1,539,856	31,259
*	Atlas Air Worldwide Holdings Inc.	404,000	30,587
*	Gates Industrial Corp. plc	2,455,530	30,203
	Textainer Group Holdings Ltd.	746,360	25,354
	Snap-on Inc.	56,185	12,588
[1]	Air France KLM ADR	4,102,756	5,867
			1,098,870
Information Technology (10.4%)
*	Arrow Electronics Inc.	913,198	117,045
	Avnet Inc.	1,564,918	74,913
	MKS Instruments Inc.	547,770	64,746
	Amdocs Ltd.	715,742	62,312
	TE Connectivity Ltd.	463,970	62,047
	Cognizant Technology Solutions Corp. Class A	839,956	57,083
	SS&C Technologies Holdings Inc.	790,883	46,796
*	Celestica Inc.	3,126,093	32,949
	Micron Technology Inc.	524,649	32,455
	Genpact Ltd.	505,149	24,288
*	Open Text Corp.	578,800	23,673
	Hewlett Packard Enterprise Co.	840,287	11,966
	Juniper Networks Inc.	392,407	10,999
			621,272
Materials (5.5%)
	Dow Inc.	1,247,196	66,363
	Olin Corp.	1,151,133	60,170
*	Axalta Coating Systems Ltd.	1,982,429	49,997
*	IAMGOLD Corp.	19,855,730	32,960
*	US Steel Corp.	1,376,600	32,557
	Kinross Gold Corp.	8,320,709	28,374
*	Eldorado Gold Corp.	3,834,000	23,617
	Centerra Gold Inc.	2,079,676	12,977
	Mosaic Co.	239,370	12,605
*	Equinox Gold Corp.	2,671,383	11,933
			331,553
Real Estate (2.3%)
*	CBRE Group Inc. Class A	549,124	47,016
*	Howard Hughes Corp.	474,941	33,668
	Vornado Realty Trust	716,742	21,782
*	DiamondRock Hospitality Co.	2,318,654	21,517
	Park Hotels & Resorts Inc.	1,024,815	15,977
			139,960
Utilities (4.0%)
	Edison International	1,262,994	85,593
	NRG Energy Inc.	1,577,110	59,536
	Atmos Energy Corp.	405,173	49,184
	Constellation Energy Corp.	500,000	33,050
	Entergy Corp.	110,564	12,729
			240,092
Total Common Stocks (Cost $5,191,500)			5,753,493

		Shares	Market Value ($000)
Temporary Cash Investments (3.5%)
Money Market Fund (3.5%)
[2,3]	Vanguard Market Liquidity Fund, 1.903% (Cost $208,513)	2,085,906	208,507
Total Investments (99.8%) (Cost $5,400,013)			5,962,000
Other Assets and Liabilities—Net (0.2%)			9,076
Net Assets (100%)			5,971,076
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $4,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2022	644	133,099	9,072
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At July 31, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.